FINANCIAL ASSETS AND LIABILITIES - Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Derivative, notional amount	$ 500,000
NOK | Currency Swap [Member]
Derivative [Line Items]
Derivative, notional amount	$ 1,500	$ 2,600
EUR | Currency Swap [Member]
Derivative [Line Items]
Derivative, notional amount		$ 6,100